Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums written	$ 23,941.9	$ 21,086.5	$ 18,914.8
Ceded written	(588.4)	(522.5)	(260.2)
Net premiums written	23,353.5	20,564.0	18,654.6
Direct premiums earned	23,111.2	20,454.1	18,648.4
Ceded earned	(637.2)	(555.0)	(249.9)
Net premiums earned	22,474.0	19,899.1	18,398.5
non regulated reinsurance plan [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded written	(149.0)	(164.5)	(8.3)
Ceded earned	(212.1)	(192.4)	(8.5)
Regulated reinsurance plan [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded written	(439.4)	(358.0)	(251.9)
Ceded earned	$ (425.1)	$ (362.6)	$ (241.4)